Insurance Claim Reserves (details) - Claim Development $ in Millions	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)
Claims Development
Total net liability (Audited)	$ 40,951
Property casualty [Member]
Claims Development
Total net liability (Audited)	40,951
Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	9,254
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	5,253
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	4,001
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	3,033
Total net liability (Audited)	7,034
Business Insurance [Member] | Commercial property [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	4,108
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	3,406
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	702
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	164
Total net liability (Audited)	866
Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	17,153
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	14,044
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	3,109
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	305
Total net liability (Audited)	3,414
Business Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	6,255
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	4,169
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	2,086
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	184
Total net liability (Audited)	2,270
Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	21,999
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	11,788
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	10,211
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	5,228
Total net liability (Audited)	15,439
Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	5,754
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	3,786
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	1,968
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	74
Total net liability (Audited)	2,042
Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	868
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	482
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	386
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	64
Total net liability (Audited)	450
Personal Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	11,476
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	9,452
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	2,024
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	253
Total net liability (Audited)	2,277
Personal Insurance [Member] | Homeowners (excluding Other) [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	7,857
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	7,136
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	721
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	21
Total net liability (Audited)	742
Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	4,046
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	3,306
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Disclosed Accident Years (Audited)	740
Liability for Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance, Before Disclosed Accident Years (Audited)	36
Total net liability (Audited)	776
Short-duration Insurance Contracts, Accident Year 2007 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	824	$ 865	$ 883	$ 888	$ 919	$ 968	$ 1,089	$ 1,087	$ 1,162	$ 1,136
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	726	713	697	682	632	549	467	316	134	32
IBNR Reserves Dec. 31, 2016 (Audited)	$ 78
Cumulative Number of Reported Claims (Audited) | item	23,840
Short-duration Insurance Contracts, Accident Year 2007 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,369	1,376	1,369	1,373	1,375	1,398	1,402	1,364	1,430	1,490
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,312	1,307	1,296	1,278	1,256	1,208	1,110	982	824	498
IBNR Reserves Dec. 31, 2016 (Audited)	$ 51
Cumulative Number of Reported Claims (Audited) | item	96,767
Short-duration Insurance Contracts, Accident Year 2007 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,341	1,328	1,340	1,358	1,373	1,390	1,448	1,484	1,519	1,554
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	936	910	880	845	802	747	683	589	450	216
IBNR Reserves Dec. 31, 2016 (Audited)	$ 217
Cumulative Number of Reported Claims (Audited) | item	103,064
Short-duration Insurance Contracts, Accident Year 2007 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 454	462	467	479	511	551	582	638	571	584
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	415	410	400	393	373	357	303	229	134	35
IBNR Reserves Dec. 31, 2016 (Audited)	$ 4
Cumulative Number of Reported Claims (Audited) | item	11,018
Short-duration Insurance Contracts, Accident Year 2007 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 362	364	368	377	371	369	359	361	365	372
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	354	350	345	337	320	299	273	250	221	$ 153
IBNR Reserves Dec. 31, 2016 (Audited)	$ 2
Cumulative Number of Reported Claims (Audited) | item	51,611
Short-duration Insurance Contracts, Accident Year 2008 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 935	931	946	994	1,041	1,079	1,222	1,209	1,143
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	799	759	734	694	615	497	359	154	35
IBNR Reserves Dec. 31, 2016 (Audited)	$ 88
Cumulative Number of Reported Claims (Audited) | item	25,385
Short-duration Insurance Contracts, Accident Year 2008 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,681	1,688	1,674	1,684	1,674	1,688	1,683	1,674	1,725
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,617	1,602	1,581	1,551	1,490	1,396	1,264	1,103	712
IBNR Reserves Dec. 31, 2016 (Audited)	$ 47
Cumulative Number of Reported Claims (Audited) | item	108,382
Short-duration Insurance Contracts, Accident Year 2008 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,617	1,617	1,621	1,634	1,639	1,683	1,734	1,745	1,714
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,162	1,130	1,088	1,036	961	875	752	571	274
IBNR Reserves Dec. 31, 2016 (Audited)	$ 237
Cumulative Number of Reported Claims (Audited) | item	107,565
Short-duration Insurance Contracts, Accident Year 2008 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 631	643	672	712	716	697	743	769	579
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	590	579	562	529	471	387	281	157	47
IBNR Reserves Dec. 31, 2016 (Audited)	$ 24
Cumulative Number of Reported Claims (Audited) | item	6,463
Short-duration Insurance Contracts, Accident Year 2008 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 396	395	399	405	399	394	393	404	400
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	385	381	374	360	339	317	294	262	$ 171
IBNR Reserves Dec. 31, 2016 (Audited)	$ 1
Cumulative Number of Reported Claims (Audited) | item	56,506
Short-duration Insurance Contracts, Accident Year 2009 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 796	809	837	869	960	1,028	1,071	1,060
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	667	643	613	543	446	314	167	35
IBNR Reserves Dec. 31, 2016 (Audited)	$ 95
Cumulative Number of Reported Claims (Audited) | item	25,457
Short-duration Insurance Contracts, Accident Year 2009 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,509	1,514	1,514	1,511	1,498	1,501	1,506	1,484
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,449	1,436	1,408	1,360	1,264	1,121	958	603
IBNR Reserves Dec. 31, 2016 (Audited)	$ 42
Cumulative Number of Reported Claims (Audited) | item	103,198
Short-duration Insurance Contracts, Accident Year 2009 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,750	1,775	1,766	1,753	1,753	1,746	1,778	1,799
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,235	1,193	1,137	1,065	961	828	623	288
IBNR Reserves Dec. 31, 2016 (Audited)	$ 272
Cumulative Number of Reported Claims (Audited) | item	104,229
Short-duration Insurance Contracts, Accident Year 2009 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 641	655	660	680	686	665	624	592
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	592	563	497	460	390	310	167	36
IBNR Reserves Dec. 31, 2016 (Audited)	$ 24
Cumulative Number of Reported Claims (Audited) | item	6,287
Short-duration Insurance Contracts, Accident Year 2009 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 456	455	463	471	463	457	448	460
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	436	425	409	384	355	327	287	$ 192
IBNR Reserves Dec. 31, 2016 (Audited)	$ 8
Cumulative Number of Reported Claims (Audited) | item	57,934
Short-duration Insurance Contracts, Accident Year 2010 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 918	912	927	959	1,021	1,031	1,028
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	756	702	629	487	324	139	35
IBNR Reserves Dec. 31, 2016 (Audited)	$ 108
Cumulative Number of Reported Claims (Audited) | item	27,678
Short-duration Insurance Contracts, Accident Year 2010 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,898	1,892	1,895	1,861	1,832	1,826	1,711
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,798	1,763	1,698	1,579	1,395	1,180	709
IBNR Reserves Dec. 31, 2016 (Audited)	$ 51
Cumulative Number of Reported Claims (Audited) | item	111,586
Short-duration Insurance Contracts, Accident Year 2010 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,055	2,052	2,049	2,056	2,035	2,042	1,886
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,385	1,321	1,246	1,133	978	750	341
IBNR Reserves Dec. 31, 2016 (Audited)	$ 354
Cumulative Number of Reported Claims (Audited) | item	116,837
Short-duration Insurance Contracts, Accident Year 2010 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 653	668	661	679	679	612	571
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	597	565	482	396	291	152	33
IBNR Reserves Dec. 31, 2016 (Audited)	$ 18
Cumulative Number of Reported Claims (Audited) | item	5,655
Short-duration Insurance Contracts, Accident Year 2010 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 471	476	484	495	481	471	469
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	432	415	385	356	318	282	$ 185
IBNR Reserves Dec. 31, 2016 (Audited)	$ 14
Cumulative Number of Reported Claims (Audited) | item	57,976
Short-duration Insurance Contracts, Accident Year 2011 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 935	972	998	1,065	1,074	1,004
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	725	660	539	355	187	47
IBNR Reserves Dec. 31, 2016 (Audited)	$ 146
Cumulative Number of Reported Claims (Audited) | item	27,210
Short-duration Insurance Contracts, Accident Year 2011 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,287	2,296	2,286	2,269	2,244	2,235
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	2,156	2,088	1,979	1,803	1,573	1,060
IBNR Reserves Dec. 31, 2016 (Audited)	$ 66
Cumulative Number of Reported Claims (Audited) | item	125,358
Short-duration Insurance Contracts, Accident Year 2011 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,385	2,379	2,350	2,347	2,303	2,284
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,583	1,487	1,365	1,185	911	420
IBNR Reserves Dec. 31, 2016 (Audited)	$ 430
Cumulative Number of Reported Claims (Audited) | item	135,061
Short-duration Insurance Contracts, Accident Year 2011 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 545	601	632	639	596	565
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	447	414	324	249	143	33
IBNR Reserves Dec. 31, 2016 (Audited)	$ 34
Cumulative Number of Reported Claims (Audited) | item	5,191
Short-duration Insurance Contracts, Accident Year 2011 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 412	418	426	430	422	443
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	358	337	303	270	240	$ 170
IBNR Reserves Dec. 31, 2016 (Audited)	$ 18
Cumulative Number of Reported Claims (Audited) | item	57,704
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 892	913	935	985	989
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	589	489	295	150	32
IBNR Reserves Dec. 31, 2016 (Audited)	$ 184
Cumulative Number of Reported Claims (Audited) | item	24,384
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Business Insurance [Member] | Commercial property [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 895	889	924	988	1,054
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	872	865	845	770	453
IBNR Reserves Dec. 31, 2016 (Audited)	$ 13
Cumulative Number of Reported Claims (Audited) | item	28,183
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,888	1,888	1,903	1,883	1,885
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,699	1,590	1,424	1,246	795
IBNR Reserves Dec. 31, 2016 (Audited)	$ 88
Cumulative Number of Reported Claims (Audited) | item	104,419
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Business Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,337	1,325	1,327	1,350	1,294
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,235	1,134	960	753	467
IBNR Reserves Dec. 31, 2016 (Audited)	$ 35
Cumulative Number of Reported Claims (Audited) | item	214,780
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,445	2,456	2,457	2,456	2,447
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,536	1,394	1,217	940	443
IBNR Reserves Dec. 31, 2016 (Audited)	$ 519
Cumulative Number of Reported Claims (Audited) | item	133,417
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 601	605	614	591	538
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	383	342	255	160	38
IBNR Reserves Dec. 31, 2016 (Audited)	$ 137
Cumulative Number of Reported Claims (Audited) | item	4,824
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 140	175	249	262	255
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	111	110	124	108	42
IBNR Reserves Dec. 31, 2016 (Audited)	$ 9
Cumulative Number of Reported Claims (Audited) | item	1,148
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Personal Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,428	2,432	2,448	2,454	2,417
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	2,376	2,311	2,189	1,983	1,503
IBNR Reserves Dec. 31, 2016 (Audited)	$ 15
Cumulative Number of Reported Claims (Audited) | item	793,669
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Personal Insurance [Member] | Homeowners (excluding Other) [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,019	2,018	2,029	2,056	2,136
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	2,008	1,993	1,964	1,901	1,508
IBNR Reserves Dec. 31, 2016 (Audited)	$ 1
Cumulative Number of Reported Claims (Audited) | item	259,006
Short-duration Insurance Contracts, Accident Year 2012 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 383	384	400	398	419
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	305	278	252	223	$ 160
IBNR Reserves Dec. 31, 2016 (Audited)	$ 37
Cumulative Number of Reported Claims (Audited) | item	53,046
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 940	958	975	965
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	498	363	175	35
IBNR Reserves Dec. 31, 2016 (Audited)	$ 256
Cumulative Number of Reported Claims (Audited) | item	21,836
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Business Insurance [Member] | Commercial property [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 731	737	755	789
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	703	683	610	389
IBNR Reserves Dec. 31, 2016 (Audited)	$ 10
Cumulative Number of Reported Claims (Audited) | item	22,141
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,609	1,620	1,623	1,615
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,304	1,167	987	644
IBNR Reserves Dec. 31, 2016 (Audited)	$ 122
Cumulative Number of Reported Claims (Audited) | item	82,936
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Business Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,245	1,240	1,236	1,235
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,039	884	675	435
IBNR Reserves Dec. 31, 2016 (Audited)	$ 67
Cumulative Number of Reported Claims (Audited) | item	197,041
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,506	2,540	2,545	2,553
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,413	1,237	954	458
IBNR Reserves Dec. 31, 2016 (Audited)	$ 651
Cumulative Number of Reported Claims (Audited) | item	128,111
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 630	606	565	510
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	352	252	154	34
IBNR Reserves Dec. 31, 2016 (Audited)	$ 204
Cumulative Number of Reported Claims (Audited) | item	4,371
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 146	199	246	240
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	131	128	113	37
IBNR Reserves Dec. 31, 2016 (Audited)	$ 6
Cumulative Number of Reported Claims (Audited) | item	1,006
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Personal Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,044	2,049	2,095	2,108
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,935	1,814	1,628	1,251
IBNR Reserves Dec. 31, 2016 (Audited)	$ 36
Cumulative Number of Reported Claims (Audited) | item	694,650
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Personal Insurance [Member] | Homeowners (excluding Other) [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,375	1,365	1,397	1,488
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,344	1,317	1,269	994
IBNR Reserves Dec. 31, 2016 (Audited)	$ 4
Cumulative Number of Reported Claims (Audited) | item	149,373
Short-duration Insurance Contracts, Accident Year 2013 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 441	453	461	467
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	324	293	262	$ 187
IBNR Reserves Dec. 31, 2016 (Audited)	$ 39
Cumulative Number of Reported Claims (Audited) | item	56,071
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 983	989	976
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	321	163	37
IBNR Reserves Dec. 31, 2016 (Audited)	$ 438
Cumulative Number of Reported Claims (Audited) | item	20,926
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Business Insurance [Member] | Commercial property [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 836	860	936
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	775	710	464
IBNR Reserves Dec. 31, 2016 (Audited)	$ 15
Cumulative Number of Reported Claims (Audited) | item	21,490
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,625	1,627	1,663
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,154	956	628
IBNR Reserves Dec. 31, 2016 (Audited)	$ 193
Cumulative Number of Reported Claims (Audited) | item	76,833
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Business Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,168	1,166	1,165
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	821	618	397
IBNR Reserves Dec. 31, 2016 (Audited)	$ 131
Cumulative Number of Reported Claims (Audited) | item	184,067
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,547	2,553	2,554
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,224	944	455
IBNR Reserves Dec. 31, 2016 (Audited)	$ 839
Cumulative Number of Reported Claims (Audited) | item	123,110
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 563	571	549
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	239	150	38
IBNR Reserves Dec. 31, 2016 (Audited)	$ 232
Cumulative Number of Reported Claims (Audited) | item	4,182
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 165	212	223
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	111	96	58
IBNR Reserves Dec. 31, 2016 (Audited)	$ 32
Cumulative Number of Reported Claims (Audited) | item	992
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Personal Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,981	1,994	2,014
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,763	1,564	1,193
IBNR Reserves Dec. 31, 2016 (Audited)	$ 75
Cumulative Number of Reported Claims (Audited) | item	669,990
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Personal Insurance [Member] | Homeowners (excluding Other) [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,453	1,450	1,515
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,402	1,338	1,053
IBNR Reserves Dec. 31, 2016 (Audited)	$ 9
Cumulative Number of Reported Claims (Audited) | item	151,517
Short-duration Insurance Contracts, Accident Year 2014 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 429	428	413
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	291	256	$ 183
IBNR Reserves Dec. 31, 2016 (Audited)	$ 50
Cumulative Number of Reported Claims (Audited) | item	53,734
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 956	998
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	137	36
IBNR Reserves Dec. 31, 2016 (Audited)	$ 592
Cumulative Number of Reported Claims (Audited) | item	18,771
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Business Insurance [Member] | Commercial property [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 750	786
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	615	376
IBNR Reserves Dec. 31, 2016 (Audited)	$ 28
Cumulative Number of Reported Claims (Audited) | item	19,859
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,625	1,568
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	970	595
IBNR Reserves Dec. 31, 2016 (Audited)	$ 354
Cumulative Number of Reported Claims (Audited) | item	68,278
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Business Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,215	1,198
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	658	409
IBNR Reserves Dec. 31, 2016 (Audited)	$ 246
Cumulative Number of Reported Claims (Audited) | item	179,963
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,585	2,644
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	893	430
IBNR Reserves Dec. 31, 2016 (Audited)	$ 1,142
Cumulative Number of Reported Claims (Audited) | item	120,681
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 524	528
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	141	38
IBNR Reserves Dec. 31, 2016 (Audited)	$ 272
Cumulative Number of Reported Claims (Audited) | item	3,814
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 191	217
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	75	32
IBNR Reserves Dec. 31, 2016 (Audited)	$ 79
Cumulative Number of Reported Claims (Audited) | item	768
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Personal Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,244	2,186
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,768	1,319
IBNR Reserves Dec. 31, 2016 (Audited)	$ 224
Cumulative Number of Reported Claims (Audited) | item	755,762
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Personal Insurance [Member] | Homeowners (excluding Other) [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,454	1,438
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,333	994
IBNR Reserves Dec. 31, 2016 (Audited)	$ 28
Cumulative Number of Reported Claims (Audited) | item	144,367
Short-duration Insurance Contracts, Accident Year 2015 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 347	348
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	218	$ 156
IBNR Reserves Dec. 31, 2016 (Audited)	$ 58
Cumulative Number of Reported Claims (Audited) | item	46,093
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Business Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,075
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	35
IBNR Reserves Dec. 31, 2016 (Audited)	$ 908
Cumulative Number of Reported Claims (Audited) | item	13,810
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Business Insurance [Member] | Commercial property [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 896
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	441
IBNR Reserves Dec. 31, 2016 (Audited)	$ 131
Cumulative Number of Reported Claims (Audited) | item	19,327
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,662
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	585
IBNR Reserves Dec. 31, 2016 (Audited)	$ 658
Cumulative Number of Reported Claims (Audited) | item	56,471
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Business Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,290
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	416
IBNR Reserves Dec. 31, 2016 (Audited)	$ 516
Cumulative Number of Reported Claims (Audited) | item	173,790
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Business Insurance [Member] | Workers' compensation [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,768
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	421
IBNR Reserves Dec. 31, 2016 (Audited)	$ 1,651
Cumulative Number of Reported Claims (Audited) | item	108,357
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 512
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	30
IBNR Reserves Dec. 31, 2016 (Audited)	$ 405
Cumulative Number of Reported Claims (Audited) | item	2,676
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 226
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	54
IBNR Reserves Dec. 31, 2016 (Audited)	$ 128
Cumulative Number of Reported Claims (Audited) | item	595
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Personal Insurance [Member] | Automobile [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 2,779
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,610
IBNR Reserves Dec. 31, 2016 (Audited)	$ 646
Cumulative Number of Reported Claims (Audited) | item	839,962
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Personal Insurance [Member] | Homeowners (excluding Other) [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 1,556
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	1,049
IBNR Reserves Dec. 31, 2016 (Audited)	$ 307
Cumulative Number of Reported Claims (Audited) | item	129,630
Short-duration Insurance Contracts, Accident Year 2016 [Member] | Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Claims Development
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	$ 349
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance (Audited for 2016)	203
IBNR Reserves Dec. 31, 2016 (Audited)	$ 34
Cumulative Number of Reported Claims (Audited) | item	44,337